Advances for Vessels under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Vessels Under Construction And Acquisitions [Abstract]
Balance at beginning of year	$ 11,553	$ 77,858
Advances for vessels under construction and related costs	2,302	20,078
Advances for second hand vessel acquisitions	0	453
Vessels delivered	(13,855)	(86,836)
Balance at end of year	$ 0	$ 11,553